Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Fair value of liabilities	$ 2.6	$ 0.6